Fair Values of Assets and Liabilities Fair Value, Transfers Between Fair Value Levels (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer Amount, Total		$ 0	$ 0	$ 0
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		0	54	14
Fair Value Level, Transfer Out, Amount		0	(47)	(8)
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		1,323	507	697
Fair Value Level, Transfer Out, Amount		(129)	(274)	(214)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		129	220	200
Fair Value Level, Transfer Out, Amount		(1,323)	(460)	(689)
Trading assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer Amount, Total		0	0	0
Trading assets [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		0	55	15
Fair Value Level, Transfer Out, Amount		0	(48)	(9)
Trading assets [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		22	61	103
Fair Value Level, Transfer Out, Amount		(40)	(56)	(28)
Trading assets [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		40	1	13
Fair Value Level, Transfer Out, Amount		(22)	(13)	(94)
Available-for-sale securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer Amount, Total		0	0	0
Available-for-sale securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		0	0	0
Fair Value Level, Transfer Out, Amount		0	0	0
Available-for-sale securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		1,334	481	76
Fair Value Level, Transfer Out, Amount		(5)	(80)	(8)
Available-for-sale securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		5	80	8
Fair Value Level, Transfer Out, Amount		(1,334)	(481)	(76)
Fair Value Level, Transfer Out, Amount Except For	$ (640)
Mortgages held for sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer Amount, Total		0	0	0
Mortgages held for sale [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		0	0	0
Fair Value Level, Transfer Out, Amount		0	0	0
Mortgages held for sale [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		10	17	471
Fair Value Level, Transfer Out, Amount		(134)	(98)	(194)
Mortgages held for sale [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		134	98	194
Fair Value Level, Transfer Out, Amount		(10)	(17)	(471)
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer Amount, Total		0	0	0
Other Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		0	0	0
Fair Value Level, Transfer Out, Amount		0	0	0
Other Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		0	0	0
Fair Value Level, Transfer Out, Amount		(1)	0	0
Other Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		1	0	0
Fair Value Level, Transfer Out, Amount		0	0	0
Net derivative assets and liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer Amount, Total		0	0	0
Net derivative assets and liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		0	0	0
Fair Value Level, Transfer Out, Amount		0	0	0
Net derivative assets and liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		(43)	(51)	48
Fair Value Level, Transfer Out, Amount		51	(41)	15
Net derivative assets and liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		(51)	41	(15)
Fair Value Level, Transfer Out, Amount		43	51	(48)
Short sale liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer Amount, Total		0	0	0
Short sale liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		0	(1)	(1)
Fair Value Level, Transfer Out, Amount		0	1	1
Short sale liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		0	(1)	(1)
Fair Value Level, Transfer Out, Amount		0	1	1
Short sale liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		0	0	0
Fair Value Level, Transfer Out, Amount		$ 0	$ 0	$ 0